Note 14 - Net Income (Loss) Per Share (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	38,222,880	46,225,381	16,158,418